UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23345

Name of Fund:  BlackRock Series Fund II, Inc.

BlackRock High Yield Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Series Fund

II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 2.2%

Auto Components — 0.0%
Lear Corp.	17	$2,465

Banks — 0.1%
Bank of America Corp.	501	14,760
JPMorgan Chase & Co.	136	15,346

		30,106
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The)	65	14,575
Morgan Stanley	289	13,459

		28,034
Chemicals — 0.4%
Advanced Emissions Solutions, Inc.	660	7,894
Platform Specialty Products Corp.(a)	8,311	103,638

		111,532
Construction & Engineering — 0.5%
Star Group, Inc. (The)(a)	6,142	152,545

Containers & Packaging — 0.2%
Crown Holdings, Inc.(a)	1,145	54,960

Diversified Telecommunication Services — 0.1%
CenturyLink, Inc.	1,668	35,361

Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc.	880	31,020

Health Care Providers & Services — 0.1%
Elanco Animal Health, Inc.(a)	75	2,617
Tenet Healthcare Corp.(a)	129	3,671
Universal Health Services, Inc., Class B	210	26,846

		33,134
IT Services — 0.2%
First Data Corp., Class A(a)	1,829	44,756

Machinery — 0.0%
Gates Industrial Corp. plc(a)	270	5,265

Media — 0.1%
Altice USA, Inc., Class A	1,650	29,931

Metals & Mining — 0.2%
Constellium NV, Class A(a)	5,016	61,948

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.(a)	515	36,143

Total Common Stocks — 2.2% (Cost: $615,744)		657,200

Security	Par (000)	Value
Corporate Bonds — 81.0%

Aerospace & Defense — 2.4%
Arconic, Inc.:
5.13%, 10/01/24	USD 96	$96,600
5.90%, 02/01/27	30	30,528
BBA US Holdings, Inc., 5.38%, 05/01/26(b)	27	27,034
Bombardier, Inc.(b):
7.75%, 03/15/20	10	10,456
8.75%, 12/01/21	51	56,258
5.75%, 03/15/22	13	13,073
6.00%, 10/15/22	2	2,005
6.13%, 01/15/23	109	109,477
7.50%, 12/01/24	82	86,510
7.50%, 03/15/25	111	114,469
BWX Technologies, Inc., 5.38%, 07/15/26(b)	15	15,056
KLX, Inc., 5.88%, 12/01/22(b)	32	33,056
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)	18	18,545
Pioneer Holdings LLC, 9.00%, 11/01/22(b)	18	18,585
TransDigm, Inc.:
6.00%, 07/15/22	12	12,195
6.50%, 07/15/24	50	51,225
6.50%, 05/15/25	14	14,263
6.38%, 06/15/26	28	28,280

		737,615
Airlines — 0.0%
Virgin Australia Pass-Through Trust, Series 2013-1C, 7.13%, 10/23/18(b)	12	11,758

Auto Components — 0.4%
Icahn Enterprises LP:
6.00%, 08/01/20	3	3,054
6.25%, 02/01/22	35	35,875
6.75%, 02/01/24	44	45,045
6.38%, 12/15/25	21	21,079
JB Poindexter & Co., Inc., 7.13%, 04/15/26(b)	10	10,375
Lear Corp., Escrow(c):
0.00%, 12/01/13	150	—
5.75%, 08/01/14	100	—

		115,428
Automobiles — 0.1%
Tesla, Inc., 5.30%, 08/15/25(b)	50	42,125

Banks — 0.3%
Banco Espirito Santo SA, 4.75%, 01/15/18(a)(d)	EUR 100	33,380
CIT Group, Inc.:
5.00%, 08/01/23	USD 24	24,483
5.25%, 03/07/25	12	12,240
6.13%, 03/09/28	10	10,450

		80,553
Building Products — 0.5%(b)
CPG Merger Sub LLC, 8.00%, 10/01/21	37	37,416
Jeld-Wen, Inc., 4.63%, 12/15/25	14	12,915
Masonite International Corp., 5.75%, 09/15/26	15	15,038

1

Schedule of Investments (continued) September 30, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Building Products (continued)
PGT Escrow Issuer, Inc., 6.75%, 08/01/26	USD 10	$10,375
Standard Industries, Inc.:
5.38%, 11/15/24	13	12,984
6.00%, 10/15/25	36	36,810
USG Corp., 4.88%, 06/01/27	18	18,198

		143,736
Capital Markets — 0.3%
Eagle Holding Co. II LLC, 7.63% ( 7.63% Cash or 8.38% PIK), 05/15/22(b)(e)	30	30,375
FS Energy & Power Fund, 7.50%, 08/15/23(b)	24	24,480
Lehman Brothers Holdings Capital Trust VII Escrow Bonds(a)(d):
9.00%, 03/01/15	30	840
0.00%, 05/17/49	110	3,080
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(b)	10	10,250
MSCI, Inc., 5.25%, 11/15/24(b)	12	12,288

		81,313
Chemicals — 3.3%
Blue Cube Spinco LLC:
9.75%, 10/15/23	38	42,987
10.00%, 10/15/25	28	32,200
CF Industries, Inc.:
5.15%, 03/15/34	15	14,250
4.95%, 06/01/43	19	16,815
Chemours Co. (The):
6.63%, 05/15/23	12	12,535
7.00%, 05/15/25	15	15,908
5.38%, 05/15/27	17	16,393
Gates Global LLC, 6.00%, 07/15/22(b)	30	30,187
Hexion, Inc.(b):
6.63%, 04/15/20	19	17,860
10.38%, 02/01/22	26	25,285
Huntsman International LLC, 5.13%, 11/15/22	20	20,600
Koppers, Inc., 6.00%, 02/15/25(b)	27	26,932
MPM Escrow LLC, 8.88%, 10/15/20(c)	82	—
Momentive Performance Materials, Inc., 3.88%, 10/24/21	78	84,143
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	31	29,845
Olin Corp., 5.13%, 09/15/27	30	28,950
Platform Specialty Products Corp.(b):
6.50%, 02/01/22	197	200,448
5.88%, 12/01/25	126	124,333
PQ Corp.(b):
6.75%, 11/15/22	47	48,900
5.75%, 12/15/25	53	52,603
Starfruit Finco BV, 8.00%, 10/01/26(b)	150	152,250

		993,424
Commercial Services & Supplies — 2.2%
ADT Corp. (The):
3.50%, 07/15/22	30	28,388
4.13%, 06/15/23	36	34,424
4.88%, 07/15/32	46	36,915
Advanced Disposal Services, Inc.,
5.63%, 11/15/24(b)	15	15,112
APX Group, Inc.:
8.75%, 12/01/20	29	29,000
7.88%, 12/01/22	25	25,500
Aramark Services, Inc.(b):
5.00%, 04/01/25	3	3,011
5.00%, 02/01/28	63	61,819

Security	Par (000)	Value
Commercial Services & Supplies (continued)
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)	USD 14	$13,423
Hulk Finance Corp., 7.00%, 06/01/26(b)	25	24,156
KAR Auction Services, Inc., 5.13%, 06/01/25(b)	25	24,250
Matthews International Corp., 5.25%, 12/01/25(b)	2	1,935
Mobile Mini, Inc., 5.88%, 07/01/24	77	78,155
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(b)	6	5,880
Nielsen Finance LLC, 5.00%, 04/15/22(b)	35	34,125
Prime Security Services Borrower LLC, 9.25%, 05/15/23(b)	101	108,020
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)	20	20,000
Tervita Escrow Corp., 7.63%, 12/01/21(b)	45	46,406
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	22	21,505
Wrangler Buyer Corp., 6.00%, 10/01/25(b)	45	43,200

		655,224
Communications Equipment — 0.4%
CommScope Technologies LLC, 5.00%, 03/15/27(b)	45	43,313
CommScope, Inc., 5.50%, 06/15/24(b)	3	3,022
Nokia OYJ:
3.38%, 06/12/22	13	12,753
6.63%, 05/15/39	60	64,650

		123,738
Construction & Engineering — 0.5%
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)	34	34,948
Engility Corp., 8.88%, 09/01/24	26	28,275
frontdoor, Inc., 6.75%, 08/15/26(b)	14	14,420
New Enterprise Stone & Lime Co., Inc.(b):
10.13%, 04/01/22	19	20,342
6.25%, 03/15/26	7	7,052
Pisces Midco, Inc., 8.00%, 04/15/26(b)	18	18,135
Tutor Perini Corp., 6.88%, 05/01/25(b)	22	22,605
Weekley Homes LLC, 6.63%, 08/15/25	8	7,620

		153,397
Consumer Finance — 1.5%
Ally Financial, Inc.:
5.13%, 09/30/24	40	41,200
8.00%, 11/01/31	129	156,251
Navient Corp.:
6.63%, 07/26/21	22	22,935
6.50%, 06/15/22	32	33,256
5.50%, 01/25/23	20	19,950
7.25%, 09/25/23	17	18,020
5.88%, 10/25/24	7	6,860
6.75%, 06/25/25	13	13,049
6.75%, 06/15/26	21	20,737
5.63%, 08/01/33	24	20,100
Springleaf Finance Corp.:
5.63%, 03/15/23	4	3,985
6.88%, 03/15/25	40	39,900
7.13%, 03/15/26	41	40,795

		437,038
Containers & Packaging — 1.5%
Ardagh Packaging Finance plc, 4.63%, 05/15/23(b)	200	198,000
Ball Corp., 4.00%, 11/15/23	6	5,857
BWAY Holding Co., 5.50%, 04/15/24(b)	77	75,749
Crown Americas LLC(b):
4.75%, 02/01/26	11	10,505
4.25%, 09/30/26	26	23,790
OI European Group BV, 4.00%, 03/15/23(b)	19	18,050

2

Schedule of Investments (continued) September 30, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Containers & Packaging (continued)
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20	USD 17	$17,488
5.13%, 07/15/23	8	7,960
7.00%, 07/15/24	94	95,645
Sealed Air Corp., 6.88%, 07/15/33(b)	9	9,675

		462,719
Distributors — 0.2%(b)
American Builders & Contractors Supply Co., Inc.:
5.75%, 12/15/23	2	2,042
5.88%, 05/15/26	32	32,080
Core & Main LP, 6.13%, 08/15/25	43	41,065

		75,187
Diversified Consumer Services — 0.4%
Carriage Services, Inc., 6.63%, 06/01/26(b)	14	14,315
Graham Holdings Co., 5.75%, 06/01/26(b)	18	18,428
Laureate Education, Inc., 8.25%, 05/01/25(b)	29	31,054
Service Corp. International, 4.50%, 11/15/20	20	20,025
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)	26	25,610

		109,432
Diversified Financial Services — 1.8%(b)
Financial & Risk US Holdings, Inc.:
4.50%, 05/15/26	EUR 100	115,525
6.25%, 05/15/26	USD 30	30,111
8.25%, 11/15/26	59	58,642
Jefferies Finance LLC, 7.38%, 04/01/20	200	203,250
Tempo Acquisition LLC, 6.75%, 06/01/25	59	57,377
Travelport Corporate Finance plc, 6.00%, 03/15/26	18	18,282
Verscend Escrow Corp., 9.75%, 08/15/26(b)	57	58,853

		542,040
Diversified Telecommunication Services — 7.2%
Altice France SA(b):
7.38%, 05/01/26	248	248,000
8.13%, 02/01/27	200	206,000
CCO Holdings LLC(b):
4.00%, 03/01/23	29	27,762
5.13%, 05/01/23	7	7,011
5.13%, 05/01/27	222	210,345
5.00%, 02/01/28	65	61,093
CenturyLink, Inc.:
Series S, 6.45%, 06/15/21	45	46,687
Series W, 6.75%, 12/01/23	10	10,387
Series Y, 7.50%, 04/01/24	3	3,203
Series P, 7.60%, 09/15/39	2	1,785
Series U, 7.65%, 03/15/42	64	57,120
Cincinnati Bell, Inc.(b):
7.00%, 07/15/24	44	40,370
8.00%, 10/15/25	15	13,988
Embarq Corp., 8.00%, 06/01/36	42	42,000
Frontier Communications Corp.:
7.13%, 03/15/19	5	5,032
10.50%, 09/15/22	21	18,690
11.00%, 09/15/25	137	106,820
8.50%, 04/01/26	42	39,690
Intelsat Jackson Holdings SA:
5.50%, 08/01/23	63	58,039
8.50%, 10/15/24	76	76,836
9.75%, 07/15/25	99	104,816

Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Intelsat SA, 4.50%, 06/15/25(b)(f)	USD 4	$7,412
Level 3 Financing, Inc.:
5.38%, 08/15/22	31	31,325
5.63%, 02/01/23	10	10,114
5.13%, 05/01/23	13	13,065
5.38%, 01/15/24	21	20,984
5.38%, 05/01/25	17	16,957
5.25%, 03/15/26	118	116,088
Level 3 Parent LLC, 5.75%, 12/01/22	40	40,458
Qualitytech LP, 4.75%, 11/15/25(b)	16	15,323
Qwest Corp., 6.75%, 12/01/21	10	10,672
Sprint Capital Corp.:
6.90%, 05/01/19	25	25,406
6.88%, 11/15/28	67	67,335
8.75%, 03/15/32	66	74,250
Telecom Italia Capital SA:
6.38%, 11/15/33	36	35,280
6.00%, 09/30/34	85	80,963
Telesat Canada, 8.88%, 11/15/24(b)	27	28,890
Virgin Media Finance plc, 5.75%, 01/15/25(b)	200	197,774

		2,177,970
Electric Utilities — 0.1%(b)
NextEra Energy Operating Partners LP:
4.25%, 09/15/24	18	17,640
4.50%, 09/15/27	4	3,830
Vistra Operations Co. LLC, 5.50%, 09/01/26	21	21,236

		42,706
Electrical Equipment — 0.4%(b)
Energizer Gamma Acquisition, Inc., 6.38%, 07/15/26	18	18,607
Sensata Technologies BV:
5.63%, 11/01/24	7	7,227
5.00%, 10/01/25	37	36,908
Vertiv Group Corp., 9.25%, 10/15/24	64	66,560

		129,302
Electronic Equipment, Instruments & Components — 0.2%
Anixter, Inc., 5.63%, 05/01/19	5	5,056
CDW LLC:
5.50%, 12/01/24	30	31,050
5.00%, 09/01/25	13	12,932

		49,038
Energy Equipment & Services — 3.3%
Apergy Corp., 6.38%, 05/01/26(b)	10	10,275
Basic Energy Services, Inc., 10.75%, 10/15/23(b)	8	8,160
Calfrac Holdings LP, 8.50%, 06/15/26(b)	16	14,920
CSI Compressco LP, 7.50%, 04/01/25(b)	33	33,660
Diamond Offshore Drilling, Inc.:
7.88%, 08/15/25	18	18,697
5.70%, 10/15/39	4	3,210
4.88%, 11/01/43	18	13,185
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(f)	23	22,900
Ensco plc:
4.50%, 10/01/24	8	6,870
5.20%, 03/15/25	15	13,050
7.75%, 02/01/26	49	48,632
5.75%, 10/01/44	14	10,465
McDermott Technology Americas, Inc., 10.63%, 05/01/24(b)	24	25,680
Nabors Industries, Inc.:
4.63%, 09/15/21	6	5,909
5.75%, 02/01/25	15	14,380

3

Schedule of Investments (continued) September 30, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Energy Equipment & Services (continued)
Noble Holding International Ltd.:
7.75%, 01/15/24	USD 11	$10,918
7.88%, 02/01/26	99	102,713
5.25%, 03/15/42	12	8,662
Oceaneering International, Inc., 4.65%, 11/15/24	6	5,745
Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/01/23(b)	51	52,658
Pioneer Energy Services Corp., 6.13%, 03/15/22	32	28,000
Precision Drilling Corp.:
6.50%, 12/15/21	3	3,243
7.75%, 12/15/23	15	15,919
5.25%, 11/15/24	13	12,467
Rowan Cos., Inc.:
4.88%, 06/01/22	26	24,992
4.75%, 01/15/24	13	11,603
7.38%, 06/15/25	23	22,885
SESI LLC:
7.13%, 12/15/21	10	10,140
7.75%, 09/15/24	24	24,480
Transocean Guardian Ltd., 5.88%, 01/15/24(b)	26	26,228
Transocean Pontus Ltd., 6.13%, 08/01/25(b)	31	31,503
Transocean, Inc.:
5.80%, 10/15/22	24	23,910
9.00%, 07/15/23	90	97,875
7.50%, 01/15/26	29	29,943
6.80%, 03/15/38	12	10,380
Trinidad Drilling Ltd., 6.63%, 02/15/25(b)	25	24,750
USA Compression Partners LP, 6.88%, 04/01/26(b)	37	38,203
Weatherford International Ltd.:
7.75%, 06/15/21	79	78,605
8.25%, 06/15/23	13	12,285
6.50%, 08/01/36	14	10,535
5.95%, 04/15/42	18	12,960

		981,595
Equity Real Estate Investment Trusts (REITs) — 1.8%
CoreCivic, Inc., 4.75%, 10/15/27	17	15,045
CyrusOne LP, 5.38%, 03/15/27	8	8,180
Equinix, Inc.:
5.88%, 01/15/26	67	68,926
5.38%, 05/15/27	15	15,000
ESH Hospitality, Inc., 5.25%, 05/01/25(b)	18	17,415
GEO Group, Inc. (The):
5.13%, 04/01/23	11	10,532
5.88%, 10/15/24	58	55,535
iStar, Inc.:
4.63%, 09/15/20	4	3,990
6.00%, 04/01/22	3	3,023
5.25%, 09/15/22	11	10,835
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24	100	102,500
4.50%, 09/01/26	83	78,435
4.50%, 01/15/28	36	32,944
MPT Operating Partnership LP:
6.38%, 03/01/24	3	3,135
5.50%, 05/01/24	5	5,025
5.00%, 10/15/27	20	19,275
SBA Communications Corp.:
4.00%, 10/01/22	44	43,120
4.88%, 09/01/24	23	22,741
VICI Properties 1 LLC, 8.00%, 10/15/23	23	25,829

		541,485

Security	Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Food & Staples Retailing — 0.1%
Albertsons Cos. LLC, 5.75%, 03/15/25	USD 28	$25,200
Rite Aid Corp., 6.13%, 04/01/23(b)	11	9,859

		35,059
Food Products — 0.8%(b)
Chobani LLC, 7.50%, 04/15/25	26	23,627
JBS USA LUX SA:
5.88%, 07/15/24	29	28,420
5.75%, 06/15/25	73	71,084
6.75%, 02/15/28	55	54,511
Post Holdings, Inc.:
5.50%, 03/01/25	29	28,783
5.75%, 03/01/27	30	29,400
5.63%, 01/15/28	8	7,700
Simmons Foods, Inc., 7.75%, 01/15/24	12	12,420

		255,945
Gas Utilities — 0.1%
Superior Plus LP, 7.00%, 07/15/26(b)	31	31,310

Health Care Equipment & Supplies — 1.8%
Avantor, Inc.(b):
6.00%, 10/01/24	151	153,265
9.00%, 10/01/25	57	58,852
DJO Finance LLC, 8.13%, 06/15/21(b)	88	89,870
Immucor, Inc., 11.13%, 02/15/22(b)	8	8,100
Mallinckrodt International Finance SA(b):
4.88%, 04/15/20	9	8,910
5.75%, 08/01/22	19	17,527
5.63%, 10/15/23	4	3,540
5.50%, 04/15/25	39	32,663
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(b)	143	139,711
Sotera Health Holdings LLC, 6.50%, 05/15/23(b)	26	26,780
Teleflex, Inc., 4.88%, 06/01/26	12	11,880

		551,098
Health Care Providers & Services — 5.1%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22	9	8,977
5.63%, 02/15/23	16	16,080
6.50%, 03/01/24	38	39,283
AHP Health Partners, Inc., 9.75%, 07/15/26(b)	14	14,595
Centene Corp.:
4.75%, 05/15/22	37	37,416
5.38%, 06/01/26	135	138,220
Community Health Systems, Inc., 8.63%, 01/15/24(b)	33	34,196
DaVita, Inc., 5.00%, 05/01/25	28	26,705
Elanco Animal Health, Inc.(b):
4.27%, 08/28/23	13	13,053
4.90%, 08/28/28	14	14,214
Encompass Health Corp., 5.75%, 11/01/24	3	3,022
Envision Healthcare Corp., 6.25%, 12/01/24(b)	7	7,525
HCA, Inc.:
5.00%, 03/15/24	76	77,900
5.25%, 04/15/25	114	117,562
5.25%, 06/15/26	88	90,530
5.38%, 09/01/26	36	36,360
5.63%, 09/01/28	38	38,190

4

Schedule of Investments (continued) September 30, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care Providers & Services (continued)
5.50%, 06/15/47	USD 121	$122,664
MEDNAX, Inc., 5.25%, 12/01/23(b)	12	12,015
Molina Healthcare, Inc., 4.88%, 06/15/25(b)	12	11,790
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)	53	54,987
NVA Holdings, Inc., 6.88%, 04/01/26(b)	26	25,935
Polaris Intermediate Corp., 8.50% ( 8.50% Cash or 9.25% PIK), 12/01/22(b)(e)	96	99,191
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)	18	18,900
Surgery Center Holdings, Inc.(b):
8.88%, 04/15/21	14	14,577
6.75%, 07/01/25	35	33,513
Team Health Holdings, Inc., 6.38%, 02/01/25(b)	41	35,978
Tenet Healthcare Corp.:
6.00%, 10/01/20	27	27,887
7.50%, 01/01/22	32	33,400
8.13%, 04/01/22	78	82,196
6.75%, 06/15/23	36	35,865
4.63%, 07/15/24	121	117,673
6.88%, 11/15/31	24	21,485
Vizient, Inc., 10.38%, 03/01/24(b)	38	41,563
WellCare Health Plans, Inc.:
5.25%, 04/01/25	5	5,081
5.38%, 08/15/26	31	31,543

		1,540,071
Hotels, Restaurants & Leisure — 3.2%
1011778 BC ULC(b):
4.25%, 05/15/24	29	27,478
5.00%, 10/15/25	167	159,904
Boyd Gaming Corp., 6.00%, 08/15/26	19	19,142
Boyne USA, Inc., 7.25%, 05/01/25(b)	8	8,460
Caesars Resort Collection LLC, 5.25%, 10/15/25(b)	32	30,480
Churchill Downs, Inc., 4.75%, 01/15/28(b)	10	9,350
Delta Merger Sub, Inc., 6.00%, 09/15/26(b)	12	12,150
Eldorado Resorts, Inc., 6.00%, 04/01/25	8	8,100
GLP Capital LP:
5.38%, 11/01/23	6	6,201
5.25%, 06/01/25	6	6,097
5.38%, 04/15/26	12	12,186
5.75%, 06/01/28	2	2,058
5.30%, 01/15/29	6	6,017
Golden Nugget, Inc., 6.75%, 10/15/24(b)	42	42,604
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24	12	11,614
5.13%, 05/01/26	28	27,860
IRB Holding Corp., 6.75%, 02/15/26(b)	9	8,820
KFC Holding Co.(b):
5.00%, 06/01/24	10	9,919
5.25%, 06/01/26	37	36,861
4.75%, 06/01/27	2	1,922
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26(b)	20	20,528
MGM Resorts International:
6.63%, 12/15/21	94	99,640
7.75%, 03/15/22	44	48,180
4.63%, 09/01/26	2	1,865
Sabre GLBL, Inc.(b):
5.38%, 04/15/23	11	11,068
5.25%, 11/15/23	16	16,000
Scientific Games International, Inc.:
10.00%, 12/01/22	48	50,820

Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
5.00%, 10/15/25	USD 52	$49,400
Six Flags Entertainment Corp., 4.88%, 07/31/24(b)	53	51,675
Stars Group Holdings BV, 7.00%, 07/15/26(b)	18	18,570
Station Casinos LLC, 5.00%, 10/01/25(b)	27	25,861
Viking Cruises Ltd.(b):
6.25%, 05/15/25	41	41,000
5.88%, 09/15/27	56	54,645
Wyndham Destinations, Inc., 3.90%, 03/01/23	8	7,400
Wyndham Worldwide Corp., 4.50%, 04/01/27	8	7,540
Yum! Brands, Inc.:
3.88%, 11/01/23	2	1,920
5.35%, 11/01/43	2	1,720

		955,055
Household Durables — 1.0%
K. Hovnanian Enterprises, Inc., 10.00%, 07/15/22(b)	17	16,936
Lennar Corp.:
6.63%, 05/01/20	6	6,241
8.38%, 01/15/21	44	47,903
5.25%, 06/01/26	14	13,877
4.75%, 11/29/27	40	38,400
Mattamy Group Corp.(b):
6.88%, 12/15/23	18	18,180
6.50%, 10/01/25	4	3,880
MDC Holdings, Inc., 6.00%, 01/15/43	10	8,525
Meritage Homes Corp., 5.13%, 06/06/27	9	8,302
PulteGroup, Inc.:
6.38%, 05/15/33	22	21,122
6.00%, 02/15/35	6	5,655
Tempur Sealy International, Inc., 5.50%, 06/15/26	6	5,753
TRI Pointe Group, Inc.:
4.38%, 06/15/19	10	10,050
4.88%, 07/01/21	15	15,000
5.88%, 06/15/24	15	14,888
5.25%, 06/01/27	6	5,355
William Lyon Homes, Inc.:
6.00%, 09/01/23	6	5,790
5.88%, 01/31/25	10	9,288
Williams Scotsman International, Inc.(b):
7.88%, 12/15/22	13	13,390
6.88%, 08/15/23	18	17,865

		286,400
Household Products — 0.0%
Spectrum Brands, Inc., 5.75%, 07/15/25	11	11,110

Independent Power and Renewable Electricity Producers — 1.5%
AES Corp.:
5.50%, 04/15/25	20	20,500
6.00%, 05/15/26	21	22,129
5.13%, 09/01/27	37	37,370
Calpine Corp.:
5.38%, 01/15/23	37	34,965
5.88%, 01/15/24(b)	35	35,263
5.75%, 01/15/25	10	8,850
5.25%, 06/01/26(b)	80	74,100
Clearway Energy Operating LLC:
5.38%, 08/15/24	25	25,125
5.75%, 10/15/25(b)	43	43,378
NRG Energy, Inc.:
6.25%, 05/01/24	10	10,400
6.63%, 01/15/27	78	81,900
5.75%, 01/15/28	7	7,070

5

Schedule of Investments (continued) September 30, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)	USD 16	$16,160
Talen Energy Supply LLC, 6.50%, 06/01/25	19	14,535
Vistra Energy Corp., 7.63%, 11/01/24	12	12,915

		444,660
Insurance — 0.7%(b)
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23	114	117,990
AmWINS Group, Inc., 7.75%, 07/01/26	18	18,720
AssuredPartners, Inc., 7.00%, 08/15/25	2	1,980
HUB International Ltd., 7.00%, 05/01/26	55	55,072
NFP Corp., 6.88%, 07/15/25	10	10,000
USIS Merger Sub, Inc., 6.88%, 05/01/25	6	5,985

		209,747
Internet & Direct Marketing Retail — 0.3%
Netflix, Inc.:
5.50%, 02/15/22	42	43,312
4.38%, 11/15/26	6	5,612
5.88%, 11/15/28	46	45,828

		94,752
Internet Software & Services — 0.6%
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)	15	14,589
Zayo Group LLC:
6.00%, 04/01/23	58	59,740
6.38%, 05/15/25	9	9,340
5.75%, 01/15/27	111	111,000

		194,669
IT Services — 1.8%(b)
Alliance Data Systems Corp.:
5.88%, 11/01/21	49	49,980
5.38%, 08/01/22	67	67,502
Banff Merger Sub, Inc., 9.75%, 09/01/26	123	124,784
First Data Corp.:
7.00%, 12/01/23	67	69,764
5.75%, 01/15/24	183	185,974
Gartner, Inc., 5.13%, 04/01/25	22	22,152
WEX, Inc., 4.75%, 02/01/23	16	15,980

		536,136
Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25	31	30,380
6.20%, 10/01/40	7	5,880
5.45%, 11/01/41	4	3,240

		39,500
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc., 5.50%, 04/01/26(b)	13	13,195

Machinery — 1.6%
BlueLine Rental Finance Corp., 9.25%, 03/15/24(b)	70	73,587
EnPro Industries, Inc., 5.88%, 09/15/22	13	13,244
Grinding Media, Inc., 7.38%, 12/15/23(b)	26	27,059
Mueller Water Products, Inc., 5.50%, 06/15/26(b)	17	17,085
Navistar International Corp., 6.63%, 11/01/25(b)	29	30,160
Novelis Corp., 6.25%, 08/15/24(b)	135	138,206
RBS Global, Inc., 4.88%, 12/15/25(b)	30	28,575
SPX FLOW, Inc., 5.63%, 08/15/24(b)	16	16,080

Security	Par (000)	Value
Machinery (continued)
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)	USD 19	$19,309
Terex Corp., 5.63%, 02/01/25(b)	35	34,781
Titan Acquisition Ltd., 7.75%, 04/15/26(b)	75	65,063
Wabash National Corp., 5.50%, 10/01/25(b)	23	21,965

		485,114
Media — 7.0%
Acosta, Inc., 7.75%, 10/01/22(b)	15	5,100
Altice Luxembourg SA, 7.75%, 05/15/22(b)	200	194,250
Altice US Finance I Corp., 5.50%, 05/15/26(b)	200	199,750
AMC Networks, Inc.:
5.00%, 04/01/24	12	11,820
4.75%, 08/01/25	34	32,512
Cablevision Systems Corp., 8.00%, 04/15/20	15	15,806
Cequel Communications Holdings I LLC(b):
5.13%, 12/15/21	164	164,506
Clear Channel International BV, 8.75%, 12/15/20(b)	96	99,091
Clear Channel Worldwide Holdings, Inc.:
Series B, 7.63%, 03/15/20	67	67,168
Series A, 6.50%, 11/15/22	328	333,761
CSC Holdings LLC:
10.13%, 01/15/23	200	218,800
5.25%, 06/01/24	39	38,123
10.88%, 10/15/25	200	232,500
DISH DBS Corp.:
5.88%, 07/15/22	132	128,840
5.00%, 03/15/23	23	20,872
5.88%, 11/15/24	8	7,170
7.75%, 07/01/26	16	15,093
DISH Network Corp., 3.38%, 08/15/26(f)	23	21,937
Live Nation Entertainment, Inc., 4.88%, 11/01/24(b)	3	2,940
MDC Partners, Inc., 6.50%, 05/01/24(b)	38	33,630
Meredith Corp., 6.88%, 02/01/26(b)	16	16,400
Midcontinent Communications, 6.88%, 08/15/23(b)	28	29,303
Outfront Media Capital LLC:
5.63%, 02/15/24	4	4,044
5.88%, 03/15/25	5	5,050
Radiate Holdco LLC(b):
6.88%, 02/15/23	6	5,775
6.63%, 02/15/25	24	22,440
Sirius XM Radio, Inc.(b):
5.38%, 04/15/25	15	15,056
5.00%, 08/01/27	18	17,320
TEGNA, Inc., 5.50%, 09/15/24(b)	8	8,090
Tribune Media Co., 5.88%, 07/15/22	32	32,560
Univision Communications, Inc.(b):
6.75%, 09/15/22	1	1,023
5.13%, 05/15/23	20	19,100
5.13%, 02/15/25	23	21,505
Videotron Ltd., 5.13%, 04/15/27(b)	46	45,080
WMG Acquisition Corp., 5.50%, 04/15/26(b)	12	11,910

		2,098,325
Metals & Mining — 2.9%
Big River Steel LLC, 7.25%, 09/01/25(b)	21	22,181
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(b)	20	19,700
Constellium NV, 5.88%, 02/15/26(b)	250	244,687
Freeport-McMoRan, Inc.:
4.00%, 11/14/21	22	21,807
3.55%, 03/01/22	64	61,920
3.88%, 03/15/23	113	109,237
4.55%, 11/14/24	14	13,580

6

Schedule of Investments (continued) September 30, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Metals & Mining (continued)
5.40%, 11/14/34	USD 13	$12,220
5.45%, 03/15/43	143	130,130
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)	22	23,925
Kaiser Aluminum Corp., 5.88%, 05/15/24	14	14,311
Steel Dynamics, Inc.:
5.25%, 04/15/23	7	7,104
5.50%, 10/01/24	38	38,798
4.13%, 09/15/25	22	20,955
SunCoke Energy Partners LP, 7.50%, 06/15/25(b)	31	31,930
Teck Resources Ltd.:
4.50%, 01/15/21	2	2,020
5.20%, 03/01/42	57	52,583
5.40%, 02/01/43	11	10,367
United States Steel Corp.:
6.88%, 08/15/25	28	28,595
6.25%, 03/15/26	23	22,799

		888,849
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.00%, 12/15/21	12	12,090

Multiline Retail — 0.1%
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(b)	29	19,049

Oil, Gas & Consumable Fuels — 10.2%
Antero Midstream Partners LP, 5.38%, 09/15/24	5	5,031
Antero Resources Corp.:
5.13%, 12/01/22	12	12,186
5.63%, 06/01/23	10	10,237
5.00%, 03/01/25	30	30,225
Ascent Resources Utica Holdings LLC(b):
10.00%, 04/01/22	21	23,625
7.00%, 11/01/26	20	19,925
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b)	25	25,875
Bruin E&P Partners LLC, 8.88%, 08/01/23(b)	31	31,930
California Resources Corp., 8.00%, 12/15/22(b)	29	27,695
Callon Petroleum Co.:
6.13%, 10/01/24	21	21,367
6.38%, 07/01/26	11	11,193
Calumet Specialty Products Partners LP:
6.50%, 04/15/21	4	3,980
7.63%, 01/15/22	14	14,035
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23	22	22,467
8.25%, 07/15/25	24	25,800
Chaparral Energy, Inc., 8.75%, 07/15/23(b)	27	26,932
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24	100	109,500
5.88%, 03/31/25	25	26,281
5.13%, 06/30/27	35	35,131
Cheniere Energy Partners LP:
5.25%, 10/01/25	15	15,019
5.63%, 10/01/26	56	56,403
Chesapeake Energy Corp.:
6.63%, 08/15/20	18	18,810
4.88%, 04/15/22	8	7,770
7.00%, 10/01/24	92	92,000
8.00%, 01/15/25	31	31,969
7.50%, 10/01/26	19	19,000
8.00%, 06/15/27	73	74,460
CNX Resources Corp., 5.88%, 04/15/22	170	170,051
Comstock Escrow Corp., 9.75%, 08/15/26(b)	17	16,963

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc., 11.00%, 11/15/25(b)	USD 38	$43,035
Covey Park Energy LLC, 7.50%, 05/15/25(b)	30	30,412
Crestwood Midstream Partners LP, 6.25%, 04/01/23	5	5,175
CrownRock LP, 5.63%, 10/15/25(b)	59	57,525
DCP Midstream Operating LP(b):
4.75%, 09/30/21	35	35,525
5.38%, 07/15/25	4	4,075
6.45%, 11/03/36	17	17,807
6.75%, 09/15/37	29	31,030
Denbury Resources, Inc.(b):
9.25%, 03/31/22	38	41,040
7.50%, 02/15/24	20	20,600
Diamondback Energy, Inc.(b):
4.75%, 11/01/24	18	18,023
4.75%, 11/01/24	21	21,026
5.38%, 05/31/25	11	11,220
Eclipse Resources Corp., 8.88%, 07/15/23	5	5,088
Endeavor Energy Resources LP(b):
5.50%, 01/30/26	39	39,000
5.75%, 01/30/28	14	14,000
EnLink Midstream Partners LP:
4.40%, 04/01/24	22	21,360
4.15%, 06/01/25	2	1,897
4.85%, 07/15/26	4	3,878
5.05%, 04/01/45	8	6,638
5.45%, 06/01/47	19	16,590
EP Energy LLC(b):
9.38%, 05/01/20	2	1,985
9.38%, 05/01/24	58	47,850
7.75%, 05/15/26	36	36,855
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24	31	30,612
5.63%, 02/01/26	43	38,055
Genesis Energy LP:
6.50%, 10/01/25	11	10,643
6.25%, 05/15/26	16	15,240
Great Western Petroleum LLC, 9.00%, 09/30/21(b)	51	50,235
Gulfport Energy Corp.:
6.63%, 05/01/23	22	22,385
6.00%, 10/15/24	10	9,750
Halcon Resources Corp., 6.75%, 02/15/25	40	38,400
Hess Infrastructure Partners LP, 5.63%, 02/15/26(b)	45	45,450
Jagged Peak Energy LLC, 5.88%, 05/01/26(b)	3	2,985
Magnolia Oil & Gas Operating LLC, 6.00%, 08/01/26(b)	12	11,970
Matador Resources Co., 5.88%, 09/15/26(b)	26	26,325
MEG Energy Corp.(b):
6.38%, 01/30/23	27	24,570
6.50%, 01/15/25	36	35,640
Newfield Exploration Co., 5.38%, 01/01/26	31	32,124
NGL Energy Partners LP, 6.88%, 10/15/21	62	63,159
NGPL PipeCo LLC(b):
4.88%, 08/15/27	20	19,900
7.77%, 12/15/37	32	39,200
Northern Oil and Gas, Inc., 9.50% ( 9.50% Cash or 1.00% PIK), 05/15/23(b)(e)	28	29,540
Parsley Energy LLC(b):
6.25%, 06/01/24	9	9,383
5.38%, 01/15/25	42	42,105
5.25%, 08/15/25	9	8,955
5.63%, 10/15/27	12	12,030
PBF Holding Co. LLC, 7.25%, 06/15/25	24	25,200

7

Schedule of Investments (continued) September 30, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc.:
1.13%, 09/15/21(f)	USD 2	$1,936
6.13%, 09/15/24	2	1,967
QEP Resources, Inc.:
5.38%, 10/01/22	35	35,131
5.63%, 03/01/26	55	52,594
Range Resources Corp.:
5.88%, 07/01/22	11	11,193
5.00%, 03/15/23	15	14,700
4.88%, 05/15/25	38	35,957
Resolute Energy Corp., 8.50%, 05/01/20	44	44,055
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)	43	49,020
Sanchez Energy Corp.:
7.75%, 06/15/21	133	93,100
6.13%, 01/15/23	27	15,390
7.25%, 02/15/23	12	11,820
Seven Generations Energy Ltd.(b):
6.88%, 06/30/23	8	8,280
5.38%, 09/30/25	29	28,203
SM Energy Co.:
6.13%, 11/15/22	7	7,210
5.00%, 01/15/24	4	3,895
5.63%, 06/01/25	14	13,947
6.75%, 09/15/26	14	14,543
6.63%, 01/15/27	16	16,540
Southern Star Central Corp., 5.13%, 07/15/22(b)	3	2,996
Southwestern Energy Co.:
6.20%, 01/23/25	23	22,827
7.50%, 04/01/26	13	13,618
7.75%, 10/01/27	36	37,980
Sunoco LP(b):
4.88%, 01/15/23	28	27,720
5.50%, 02/15/26	8	7,728
5.88%, 03/15/28	2	1,920
Tallgrass Energy Partners LP(b):
4.75%, 10/01/23	2	1,999
5.50%, 09/15/24	35	35,657
5.50%, 01/15/28	99	99,866
Targa Resources Partners LP:
5.25%, 05/01/23	2	2,022
5.13%, 02/01/25	22	22,165
5.88%, 04/15/26	27	27,844
5.00%, 01/15/28	22	21,395
TerraForm Power Operating LLC(b):
4.25%, 01/31/23	19	18,573
5.00%, 01/31/28	20	18,600
Whiting Petroleum Corp., 6.63%, 01/15/26	28	29,120
WildHorse Resource Development Corp., 6.88%, 02/01/25	14	14,455
WPX Energy, Inc.:
6.00%, 01/15/22	6	6,218
5.25%, 09/15/24	12	12,060
5.75%, 06/01/26	16	16,200

		3,061,794
Paper & Forest Products — 0.2%
Mercer International, Inc.:
6.50%, 02/01/24	15	15,339
5.50%, 01/15/26	13	12,740
Norbord, Inc., 6.25%, 04/15/23(b)	24	25,020
PH Glatfelter Co., 5.38%, 10/15/20	8	8,010

		61,109

Security	Par (000)	Value
Pharmaceuticals — 2.2%(b)
Bausch Health Cos, Inc.:
7.50%, 07/15/21	USD 23	$23,431
5.63%, 12/01/21	14	13,947
6.50%, 03/15/22	36	37,440
5.50%, 03/01/23	63	60,638
5.88%, 05/15/23	95	92,625
7.00%, 03/15/24	56	59,164
6.13%, 04/15/25	72	68,400
5.50%, 11/01/25	64	64,000
9.00%, 12/15/25	6	6,458
Bausch Health Cos., Inc.:
9.25%, 04/01/26	36	38,835
8.50%, 01/31/27	64	67,200
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26	35	33,687
Endo Finance LLC:
7.25%, 01/15/22	5	4,875
5.38%, 01/15/23	60	52,800
inVentiv Group Holdings, Inc., 7.50%, 10/01/24	25	26,438

		649,938
Professional Services — 0.4%(b)
Booz Allen Hamilton, Inc., 5.13%, 05/01/25	9	8,842
Jaguar Holding Co. II, 6.38%, 08/01/23	98	98,735

		107,577
Real Estate Management & Development — 0.3%(b)
Five Point Operating Co. LP, 7.88%, 11/15/25	16	16,103
Greystar Real Estate Partners LLC, 5.75%, 12/01/25	18	17,550
Howard Hughes Corp. (The), 5.38%, 03/15/25	37	36,630
Realogy Group LLC:
4.50%, 04/15/19	5	5,012
5.25%, 12/01/21	9	9,045
4.88%, 06/01/23	10	9,363

		93,703
Road & Rail — 0.8%(b)
Avis Budget Car Rental LLC, 5.13%, 06/01/22	44	45,160
Avolon Holdings Funding Ltd., 5.13%, 10/01/23	38	38,410
Herc Rentals, Inc.:
7.50%, 06/01/22	6	6,345
7.75%, 06/01/24	17	18,293
Hertz Corp. (The), 7.63%, 06/01/22	39	38,513
Park Aerospace Holdings Ltd.:
3.63%, 03/15/21	26	25,347
5.25%, 08/15/22	27	27,236
5.50%, 02/15/24	2	2,050
Watco Cos. LLC, 6.38%, 04/01/23	34	34,680

		236,034
Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc., 7.50%, 08/15/22	10	11,250
Entegris, Inc., 4.63%, 02/10/26(b)	20	19,023
Micron Technology, Inc., 5.50%, 02/01/25	2	2,068
Qorvo, Inc., 5.50%, 07/15/26(b)	41	41,718

		74,059
Software — 3.9%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)	55	55,894
Ascend Learning LLC, 6.88%, 08/01/25(b)	29	29,290
BMC Software Finance, Inc., 8.13%, 07/15/21(b)	27	27,567
CDK Global, Inc., 4.88%, 06/01/27	63	61,425

8

Schedule of Investments (continued) September 30, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software (continued)
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)	USD 24	$23,820
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)	77	85,277
Infor Software Parent LLC, 7.12% ( 7.12% Cash or 7.88% PIK), 05/01/21(b)(e)	42	42,367
Infor US, Inc., 6.50%, 05/15/22	272	275,686
Informatica LLC, 7.13%, 07/15/23(b)	97	99,287
Nuance Communications, Inc.:
6.00%, 07/01/24	27	27,810
5.63%, 12/15/26	25	25,124
PTC, Inc., 6.00%, 05/15/24	22	22,963
RP Crown Parent LLC, 7.38%, 10/15/24(b)	47	48,762
Solera LLC, 10.50%, 03/01/24(b)	176	192,280
Sophia LP, 9.00%, 09/30/23(b)	31	32,317
Symantec Corp., 5.00%, 04/15/25(b)	22	21,768
TIBCO Software, Inc., 11.38%, 12/01/21(b)	84	89,670

		1,161,307
Specialty Retail — 0.5%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	36	36,360
Group 1 Automotive, Inc.:
5.00%, 06/01/22	10	9,950
5.25%, 12/15/23	4	3,940
L Brands, Inc.:
6.88%, 11/01/35	44	37,180
6.75%, 07/01/36	5	4,125
Penske Automotive Group, Inc.:
5.75%, 10/01/22	13	13,244
5.50%, 05/15/26	8	7,777
SRS Distribution, Inc., 8.25%, 07/01/26(b)	18	17,640
Staples, Inc., 8.50%, 09/15/25(b)	28	26,390

		156,606
Technology Hardware, Storage & Peripherals — 0.6%
Dell International LLC, 7.13%, 06/15/24(b)	68	72,944
Western Digital Corp., 4.75%, 02/15/26	106	102,510

		175,454
Thrifts & Mortgage Finance — 0.3%(b)
Ladder Capital Finance Holdings LLLP, 5.25%, 10/01/25	33	31,020
Nationstar Mortgage Holdings, Inc.:
8.13%, 07/15/23	26	27,230
9.13%, 07/15/26	19	19,902

		78,152
Trading Companies & Distributors — 1.1%
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(b)	25	23,031
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(b)	15	13,050
Fortress Transportation & Infrastructure Investors LLC(b):
6.75%, 03/15/22	8	8,200
6.50%, 10/01/25	8	7,944
HD Supply, Inc., 5.75%, 04/15/24(b)(g)	185	194,481
United Rentals North America, Inc.:
4.63%, 10/15/25	42	40,740
5.88%, 09/15/26	23	23,604
4.88%, 01/15/28	15	14,062

		325,112

Security	Par (000)		Value
Wireless Telecommunication Services — 2.8%
Digicel Ltd., 6.00%, 04/15/21(b)	USD 200		$185,000
Hughes Satellite Systems Corp.:
7.63%, 06/15/21	10		10,803
5.25%, 08/01/26	65		63,375
Sprint Communications, Inc.(b):
9.00%, 11/15/18	47		47,291
7.00%, 03/01/20	41		42,538
Sprint Corp.:
7.88%, 09/15/23	46		49,622
7.13%, 06/15/24	206		213,725
7.63%, 02/15/25	8		8,484
7.63%, 03/01/26	81		85,759
T-Mobile USA, Inc.:
4.00%, 04/15/22	10		9,956
6.38%, 03/01/25	28		29,170
6.50%, 01/15/26	18		18,859
4.50%, 02/01/26	67		63,943
4.75%, 02/01/28	12		11,295

			839,820
Total Corporate Bonds — 81.0% (Cost: $24,589,603)			24,409,622

Floating Rate Loan Interests — 12.4%(h)

Aerospace & Defense — 0.1%
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.19%, 11/28/21	20		19,404
Sequa Mezzanine Holdings LLC, Term Loan, (LIBOR USD 3 Month + 9.00%), 11.20%, 04/28/22(c)	8		7,860
WP CPP Holdings, Term Loan B, (LIBOR USD 6 Month + 3.75%), 6.06% - 6.28%, 03/16/25	6		6,038

			33,302
Auto Components — 0.0%(c)
Mavis Tire Express Services Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.42%, 03/15/25	7		7,235
Mavis Tire Express Services Corp., Delayed Draw 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 0.00% - 5.42%, 03/15/25	—	(j)	64

			7,299
Chemicals — 1.2%
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.39%, 01/31/24	14		14,121
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 5.25%), 7.64%, 08/12/22	162		162,766
Greenrock Finance, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.74%, 06/28/24	6		5,965
Invictus Co., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.20%, 03/28/25	12		11,654
Invictus Co., Term Loan B26, (LIBOR USD 1 Month + 6.75%), 9.01%, 03/30/26(c)	6		5,955
Starfruit Finco BV, Term Loan, 09/19/25(i)	147		147,561

			348,022

9

Schedule of Investments (continued) September 30, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Services & Supplies — 1.5%
Access CIG LLC, 2nd Lien Term Loan: (LIBOR USD 1 Month + 7.75%), 9.99% , 02/27/26	USD 3	$3,324
Access CIG LLC, Term Loan: (LIBOR USD 1 Month + 3.75%), 5.99% , 02/27/25	7	7,457
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.59% - 6.64%, 06/21/24	131	132,077
Financial & Risk US Holdings, Inc., Term Loan, 09/18/25(i)	290	289,234
West Corp., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.74%, 10/10/24	8	7,905

		439,997
Construction & Engineering — 0.3%
Ply Gem, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.09%, 04/01/25	53	53,593
SRS Distribution, Inc., Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.44%, 05/23/25	37	36,715

		90,308
Diversified Consumer Services — 0.1%
Laureate Education, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.74%, 04/26/24	12	12,104
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.99%, 05/06/24	14	13,760

		25,864
Diversified Financial Services — 0.1%
Boyd Corp., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.99%, 08/13/26	6	6,000
LTI Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.74%, 09/06/25	13	13,049

		19,049
Diversified Telecommunication Services — 0.6%
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.16%, 08/14/26	66	65,423
CenturyLink, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.99%, 01/31/25	82	81,770
TDC A/S, Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.84%, 06/04/25	17	17,166

		164,359
Energy Equipment & Services — 0.8%
McDermott International, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 7.24%, 05/12/25	143	145,220
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 1 Month + 7.75%), 9.90%, 11/08/22(c)	65	66,300
Weatherford International Ltd., Term Loan, (LIBOR USD 1 Month + 1.43%), 3.68%, 07/13/20	40	39,089

		250,609

Security	Par (000)	Value
Food Products — 0.1%
CHG PPC Parent LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.99%, 03/31/25(c)	USD 11	$10,972
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.74%, 10/10/23	8	7,683
JBS USA Lux SA, Term Loan, (LIBOR USD 3 Month + 2.50%), 4.84% - 4.89%, 10/30/22	8	8,163

		26,818
Gas Utilities — 0.1%
Midcoast Operating LP, Term Loan, (LIBOR USD 6 Month + 5.50%), 7.84%, 06/30/25	26	26,033

Health Care Equipment & Supplies — 0.5%
DJO Finance LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.49% - 5.65%, 06/08/20	71	71,289
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.39%, 06/15/21	77	78,673

		149,962
Health Care Providers & Services — 0.9%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.74%, 06/30/25	14	14,099
Auris LuxCo, Term Loan, 07/24/25(i)	15	15,178
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.99%, 05/31/25	9	9,224
Dentalcorp Perfect Smile ULC, Delayed Draw Term Loan, (LIBOR USD 1 Month + 3.75%), 0.00% - 5.99%, 05/31/25	1	577
Envision Healthcare Corp., Term Loan, 09/26/25(i)	120	119,250
Gentiva Health Services, Inc., Term Loan, (LIBOR USD 3 Month + 7.00%), 9.34%, 07/02/26	5	5,611
Gentiva Health Services, Inc., Term Loan U, (LIBOR USD 1 Month + 3.75%), 6.00%, 07/02/25(c)	39	39,759
Ortho-Clinical Diagnostics, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.49%, 06/30/25	16	16,052
Quorum Health Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.99%, 04/29/22	20	20,310
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.99%, 02/06/24	24	22,880

		262,940
Hotels, Restaurants & Leisure — 0.7%
Las Vegas Sands LLC, Term Loan, (LIBOR USD 1 Month + 1.75%), 3.99%, 03/27/25	57	56,792
Penn National Gaming, Inc., 1st Lien Term Loan, 08/14/25(i)	7	7,035
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.89%, 07/10/25	144	144,904

		208,731
Household Products — 0.0%
Energizer Holdings, Inc., 1st Lien Term Loan B, 06/20/25(i)	5	5,016

10

Schedule of Investments (continued) September 30, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Industrial Conglomerates — 0.4%
Accudyne Industries LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.24%, 08/18/24	USD 30	$29,863
Filtration Group Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.24%, 03/29/25	7	7,010
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.46% - 5.64%, 02/21/25	12	11,850
PSAV Holdings LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.59%, 09/01/25	10	9,838
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.12%, 03/14/25	44	44,123
Vertiv Group Corp., Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.31%, 11/30/23(c)	22	22,296

		124,980
Insurance — 0.3%
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.15%, 05/09/25	5	5,003
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 8.74%, 08/04/25	46	47,236
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.99%, 03/01/21	14	13,930
Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 5.75%), 7.99% - 8.06%, 02/28/22	9	9,017
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.39%, 05/16/24	22	21,845

		97,031
Internet Software & Services — 0.0%
Deck Chassis Acquisition, Inc., Term Loan, (LIBOR USD 1 Month + 6.00%), 8.24%, 06/15/23(c)	5	5,038

Security	Par (000)	Value
IT Services — 0.8%
Applied Systems, Inc., Term Loan, (LIBOR USD 3 Month + 7.00%), 9.39%, 09/19/25	USD 3	$3,047
BMC Software Finance, Inc., Term Loan B, 09/01/25(i)	44	44,412
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.99%, 04/28/25	4	4,022
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.25%, 04/29/24	15	14,639
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.49%, 11/29/24	7	6,661
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.49%, 12/01/25	15	14,974
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.59%, 08/01/25	7	6,786
Peak 10 Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.89%, 08/01/24	17	16,634
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.24%, 05/01/24	14	13,800
Verscend Holding Corp., Term Loan B, (LIBOR USD 6 Month + 4.50%), 6.74%, 08/27/25	126	127,420

		252,395
Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.49%, 08/30/24	9	8,901

Machinery — 0.3%
Altra Industrial Motion Corp., Term Loan, 09/26/25(i)	18	18,028
Brookfield WEC Holdings, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.99%, 08/03/26	10	10,162
Titan Acquisition Ltd., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.24%, 03/28/25	62	60,342

		88,532
Media — 1.2%
Charter Communications Operating LLC, Term Loan, (LIBOR USD 1 Month + 1.50%), 3.75%, 03/31/23	135	134,581
Intelsat Jackson Holdings SA, Term Loan:
(LIBOR USD 1 Month + 3.75%), 5.98%, 11/27/23	8	8,429
(LIBOR USD 6 Month + 6.63%), 6.63%, 01/02/24	164	171,116
(LIBOR USD 1 Month + 4.50%), 6.73%, 01/02/24	31	32,724
Xplornet Communications, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.39%, 09/09/21(c)	28	27,929

		374,779

11

Schedule of Investments (continued) September 30, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Multiline Retail — 0.1%
Neiman Marcus Group Ltd. LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.37%, 10/25/20	USD 29	$26,446

Multi-Utilities — 0.0%
Exgen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.32%, 11/28/24(c)	9	8,893

Oil, Gas & Consumable Fuels — 0.6%
Brazos Delaware II LLC, Term Loan B, (LIBOR USD 1 Month + 4.00%), 6.17%, 05/21/25	6	5,933
Bronco Midstream Funding LLC, Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.69%, 08/14/23	3	3,431
California Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.75%), 6.96%, 12/31/22	72	73,050
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 6.00%), 8.25%, 11/28/22	32	32,365
Gavilan Resources LLC, 2nd Lien Term Loan, 03/01/24(i)	21	19,775
Lucid Energy Group II Borrower LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.17%, 02/17/25	8	7,841
Medallian Midland Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.49%, 10/30/24	12	11,817
Vine Oil & Gas LP, Term Loan B, (LIBOR USD 1 Month + 6.88%), 9.12%, 11/25/21(c)	29	29,072

		183,284
Pharmaceuticals — 0.3%
Amneal Pharmaceuticals LLC, Term Loan B18, (LIBOR USD 1 Month + 3.50%), 5.75%, 03/21/25	30	30,387
Bausch Health Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.10%, 06/02/25	15	14,801
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.50%, 04/29/24	38	38,038

		83,226

Security	Par (000)	Value
Software — 0.5%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.24%, 07/12/24	USD 7	$6,932
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 10.59%, 11/01/24	63	63,772
McAfee LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.74%, 09/30/24	15	14,927
PowerSchool Group LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.35%, 07/31/25	9	9,000
Renaissance Learning, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.49%, 05/24/25	12	11,940
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.49%, 04/16/25	13	12,899
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.49%, 04/16/25	35	34,577
SS&C Technologies, Inc., 1st Lien Term Loan B5, 04/16/25(i)	9	9,003

		163,050
Specialty Retail — 0.0%
Belron Finance US LLC, Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.84%, 11/07/24(c)	13	13,000

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.38%, 01/02/25	14	13,889

Wireless Telecommunication Services — 0.8%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.57%, 05/27/24	26	24,829
Ligado Networks LLC, Term Loan, (LIBOR USD 3 Month + 12.50%), 14.82%, 12/07/20	72	17,961
New Lightsquared LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 0.00%), 10.07%, 12/07/20	281	211,393

		254,183
Total Floating Rate Loan Interests — 12.4% (Cost: $3,810,692)		3,755,936

	Shares

Investment Companies — 0.5%
Financial Select Sector SPDR Fund	3,331	91,869

SPDR S&P Oil & Gas Exploration & Production ETF	1,244	53,853

Total Investment Companies — 0.5% (Cost: $142,657)		145,722

12

Schedule of Investments (continued) September 30, 2018	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Preferred Securities — 2.8%

Capital Trusts — 2.0%(h)
Banks — 1.7%(k)
Bank of America Corp.:
Series X, 6.25%	USD 66	$69,547
Series Z, 6.50%	33	35,624
Series AA, 6.10%	116	121,510
CIT Group, Inc., Series A, 5.80%	26	25,610
JPMorgan Chase & Co.:
Series V, 5.00%	65	65,487
Series Q, 5.15%	20	19,975
Series R, 6.00%	15	15,581
Series U, 6.12%	7	7,263
Series X, 6.10%	83	85,905
Wells Fargo & Co.:
Series S, 5.90%	15	15,225
Series U, 5.87%	44	46,283

		508,010

Capital Markets — 0.2%(k)
Goldman Sachs Group, Inc. (The), Series P, 5.00%	20	18,874
Morgan Stanley, Series H, 5.45%	27	27,311

		46,185

Consumer Finance — 0.1%
General Motors Financial Co., Inc., Series A, 5.75%(k)	47	44,532

Total Capital Trusts — 2.0% (Cost: $601,998)		598,727

	Shares
Preferred Stocks — 0.0%

Machinery — 0.0%
Rexnord Corp., Series A, 5.75%(f)	225	14,625

Total Preferred Stocks — 0.0% (Cost: $13,237)		14,625

Security	Shares	Value
Trust Preferreds — 0.8%(h)

Banks — 0.8%
GMAC Capital Trust I, 8.10%, 02/15/40	8,676	$228,179
Total Trust Preferreds — 0.8% (Cost: $227,891)		228,179

Total Preferred Securities — 2.8% (Cost: $843,126)		841,531

Total Long-Term Investments — 98.9% (Cost: $30,001,822)		29,810,011

Short-Term Securities — 2.3%(l)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%(m)	680,109	680,109
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.89%	16,868	16,868

Total Short-Term Securities — 2.3% (Cost: $696,977)		696,977

Total Investments — 101.2% (Cost: $30,698,799)		30,506,988

Liabilities in Excess of Other Assets — (1.2)%		(371,678)

Net Assets — 100.0%		$30,135,310

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Convertible security.
(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)	Variable rate security. Rate shown is the rate in effect as of period end.
(i)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Amount is less than $500.
(k)	Perpetual security with no stated maturity date.
(l)	Annualized 7-day yield as of period end.

13

Schedule of Investments (continued) September 30, 2018	BlackRock High Yield Portfolio

(m)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the fund were as follows:

Affiliate	Shares Held at 12/31/17	Shares Purchased		Shares Sold	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	228,778	451,331	(b)	—	680,109	$680,109	$5,503	$—	$—
iShares iBoxx $ High Yield Corporate Bond ETF	472	—		(472)	—	—	334	(1,178)	270

						$680,109	$5,837	$(1,178)	$270

(a)	Includes net capital gains distributions.
(b)	Represents net shares purchased.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Russell 2000 E-Mini Index	2	12/21/18	$170	$901

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)		Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	12/20/21	B	-	USD	20	$1,631	$(532)	$2,163
CDX.NA.HY.31-V1	5.00%	Quarterly	12/20/23	B		USD	761	56,819	53,717	3,102

								$58,450	$53,185	$5,265

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD	8	$(661)	$(641)	$(20)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	06/20/25	B+	USD	6	(781)	(1,071)	290

								$(1,442)	$(1,712)	$270

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Currency

EUR	Euro
USD	United States Dollar

Portfolio Abbreviations

CDX	Credit Default Swap Index
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts

14

Schedule of Investments (continued) September 30, 2018	BlackRock High Yield Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$657,200	$—	$—	$657,200
Corporate Bonds(a)	—	24,409,622	—	24,409,622
Floating Rate Loan Interests:
Aerospace & Defense	—	25,442	7,860	33,302
Auto Components	—	—	7,299	7,299
Chemicals	—	342,067	5,955	348,022
Commercial Services & Supplies	—	439,997	—	439,997
Construction & Engineering	—	90,308	—	90,308
Diversified Consumer Services	—	25,864	—	25,864
Diversified Financial Services	—	19,049	—	19,049
Diversified Telecommunication Services	—	164,359	—	164,359
Energy Equipment & Services	—	184,309	66,300	250,609
Food Products	—	15,846	10,972	26,818
Gas Utilities	—	26,033	—	26,033
Health Care Equipment & Supplies	—	149,962	—	149,962
Health Care Providers & Services	—	223,181	39,759	262,940
Hotels, Restaurants & Leisure	—	208,731	—	208,731
Household Products	—	5,016	—	5,016
Industrial Conglomerates	—	102,684	22,296	124,980
Insurance	—	97,031	—	97,031
Internet Software & Services	—	—	5,038	5,038
IT Services	—	252,395	—	252,395
Life Sciences Tools & Services	—	8,901	—	8,901
Machinery	—	88,532	—	88,532
Media	—	346,850	27,929	374,779
Multiline Retail	—	26,446	—	26,446
Multi-Utilities	—	—	8,893	8,893
Oil, Gas & Consumable Fuels	—	154,212	29,072	183,284
Pharmaceuticals	—	83,226	—	83,226
Software	—	163,050	—	163,050
Specialty Retail	—	—	13,000	13,000
Trading Companies & Distributors	—	13,889	—	13,889
Wireless Telecommunication Services	—	254,183	—	254,183
Investment Companies	145,722	—	—	145,722
Preferred Securities:
Banks	228,179	508,010	—	736,189
Capital Markets	—	46,185	—	46,185
Consumer Finance	—	44,532	—	44,532
Machinery	14,625	—	—	14,625
Short-Term Securities	696,977	—	—	696,977
Unfunded Floating Rate Loan Interests(b)	—	18	—	18
Liabilities:
Unfunded Floating Rate Loan Interests(b)	—	—	(4)	(4)

Total Investments	$1,742,703	$28,519,930	$244,369	$30,507,002

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$5,555	$—	$5,555
Equity contracts	901	—	—	901
Liabilities:
Credit contracts	—	(20)	—	(20)

	$901	$5,535	$—	$6,436

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

15

Schedule of Investments (continued) September 30, 2018	BlackRock High Yield Portfolio

During the period ended September 30, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Floating Rate Loan Interests	Unfunded Floating Rate Loan Interests	Total
Investments:
Assets:
Opening Balance, as of December 31, 2017	$148,500	$317,239	$6	$465,745
Transfers into Level 3	—	71,330	—	71,330
Transfers out of Level 3	—	(184,550)	—	(184,550)
Accrued discounts/premiums	—	410	—	410
Net realized gain (loss)	3,910	525	—	4,435
Net change in unrealized appreciation (depreciation)(a)	1,500	1,906	1,094	4,500
Purchases	—	97,019	—	97,019
Sales	(153,910)	(59,506)	(1,104)	(214,520)

Closing Balance, as of September 30, 2018	$—	$244,373	$(4)	$244,369

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018(a)	$—	$1,906	$1,094	$3,000

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

16

Schedule of Investments September 30, 2018	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 3.0%(a)
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, (LIBOR USD 1 Month + 1.70%), 3.86%, 09/15/26(b)	USD 170	$170,465
BSPRT Issuer Ltd., Series 2017-FL1, Class A, (LIBOR USD 1 Month + 1.35%), 3.51%, 06/15/27(b)	95	94,813
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 3.51%, 08/15/30(b)	500	500,425
OCP CLO Ltd., Series 2012-2A, Class A1R, (LIBOR USD 3 Month + 1.40%), 3.71%, 11/22/25(b)	377	377,018
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34	100	96,094
Romark WM-R Ltd., Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.38%, 04/20/31(b)	400	397,653

Total Asset-Backed Securities — 3.0% (Cost: $1,641,134)		1,636,468

Foreign Agency Obligations — 0.0%

Mexico — 0.0%
Petroleos Mexicanos, 5.35%, 02/12/28(a)	10	9,425

Total Foreign Agency Obligations — 0.0% (Cost: $9,521)		9,425

Non-Agency Mortgage-Backed Securities — 3.0%

Collateralized Mortgage Obligations — 0.5%
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57	128	126,367
Series 2018-3, Class MA, 3.50%, 08/25/57	161	159,013

		285,380
Commercial Mortgage-Backed Securities — 2.1%(a)
AREIT Trust, Series 2018-CRE1, Class A, 2.98%, 02/14/35(c)(d)	111	110,595
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.24%, 10/10/29	350	340,305
CSMC Trust:
Series 2016-MFF, Class A, 3.76%, 11/15/33(c)	69	69,663
Series 2017-CALI, Class A, 3.43%, 11/10/32	100	98,585

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
DBUBS Mortgage Trust, Series 2017-BRBK, Class A, 3.45%, 10/10/34	USD 150	$148,153
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 3.46%, 12/15/34(c)	115	114,720
LMREC, Inc., Series 2016-CRE2, Class A, 2.70%, 11/24/31(c)	100	100,000
RAIT Trust, Series 2017-FL7, Class A, 3.11%, 06/15/37(c)	183	183,494

		1,165,515
Interest Only Commercial Mortgage-Backed Securities — 0.4%(c)
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.90%, 05/10/58	621	60,261
Core Industrial Trust(a):
Series 2015-TEXW, Class XA, 0.90%, 02/10/34	2,580	57,294
Series 2015-WEST, Class XA, 1.08%, 02/10/37	1,276	66,478

		184,033
Total Non-Agency Mortgage-Backed Securities — 3.0% (Cost: $1,666,324)		1,634,928

U.S. Government Sponsored Agency Securities — 79.6%
Federal Home Loan Bank, 4.00%, 04/10/28	400	417,889
Federal Home Loan Bank Discount Notes, 2.14%, 10/26/18(e)	3,900	3,894,286

Agency Obligations — 7.8%
Federal Home Loan Bank, 4.00%, 04/10/28	400	417,889
Federal Home Loan Bank Discount Notes, 2.14%, 10/26/18(e)	3,900	3,894,286

		4,312,175
Collateralized Mortgage Obligations — 1.7%
Federal National Mortgage Association:
Series 2011-8, Class ZA, 4.00%, 02/25/41	264	266,210
Series 2017-69, Class HA, 3.00%, 06/25/46	539	526,892
Government National Mortgage Association Variable Rate Notes, Series 2014-107, Class WX, 6.81%, 07/20/39(f)	126	138,191

		931,293
Interest Only Commercial Mortgage-Backed Securities — 2.8%
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series K064, Class X1, 0.74%, 03/25/27(f)	1,194	52,024
Federal National Mortgage Association Variable Rate Notes:(f)
Series 2015-M1, Class X2, 0.65%, 09/25/24	5,826	150,915
Series 2016-M4, Class X2, 2.69%, 01/25/39	317	31,404
Finnish Real Estate Management Federation Mortgage Trust Variable Rate Notes, Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)(f)	18,254	47,980

1

Schedule of Investments (continued) September 30, 2018	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Government National Mortgage Association Variable Rate Notes:
Series 2002-83, 0.00%, 10/16/42(f)	USD 454	$1
Series 2003-17, 0.00%, 03/16/43(f)	909	—
Series 2003-109, 0.00%, 11/16/43(f)	988	188
Series 2017-54, 0.65%, 12/16/58(f)	149	9,069
Series 2017-168, 0.66%, 12/16/59(f)	608	38,469
Series 2017-72, 0.68%, 04/16/57(f)	1,100	69,506
Series 2017-53, 0.69%, 11/16/56(f)	3,901	229,566
Series 2017-44, 0.70%, 04/17/51(f)	623	38,196
Series 2017-64, 0.72%, 11/16/57(f)	298	19,624
Series 2017-30, 0.76%, 08/16/58(f)	623	40,208
Series 2017-61, 0.77%, 05/16/59(f)	424	31,463
Series 2016-22, 0.77%, 11/16/55(f)	2,144	114,551
Series 2016-45, 1.01%, 02/16/58(f)	3,231	245,113
Series 2016-119, (LIBOR USD 1 Month + 0.00%), 1.13%, 04/16/58(b)	3,422	279,219
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.19%, 02/16/58(b)	1,448	131,736

		1,529,232
Mortgage-Backed Securities — 67.3%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31	219	211,956
2.50%, 10/15/33(g)	244	235,223
3.00%, 09/01/27 - 12/01/46	545	529,879
3.00%, 10/15/33 - 10/15/48(g)	1,299	1,249,291
3.50%, 04/01/31 - 01/01/48	2,824	2,800,649
3.50%, 10/15/33 - 10/15/48(g)	44	43,588
4.00%, 10/15/33 - 10/15/48(g)	402	406,552
4.00%, 08/01/40 - 06/01/48	900	915,165
4.50%, 02/01/39 - 08/01/48	351	365,827
4.50%, 10/15/48(g)	103	106,303
5.00%, 11/01/41	124	131,901
5.00%, 10/15/48(g)	21	22,048
5.50%, 06/01/41	113	122,193
8.00%, 03/01/30 - 06/01/31	14	14,066
Federal National Mortgage Association:
2.00%, 10/01/31 - 03/01/32	132	123,764
2.50%, 04/01/30 - 02/01/33	754	729,473
2.50%, 10/25/33(g)	41	39,556
3.00%, 04/01/27 - 03/01/47	4,709	4,584,911
3.00%, 10/25/33 - 11/25/48(g)	2,315	2,250,934
3.50%, 04/01/29 - 01/01/48	3,258	3,230,675
3.50%, 10/25/33 - 10/25/48(g)	1,870	1,840,672
4.00%, 07/01/26 - 04/01/48	3,962	4,032,631
4.50%, 06/01/26 - 08/01/48	2,289	2,377,755
4.50%, 10/25/48(g)	212	218,684
5.00%, 02/01/35 - 12/01/43	261	276,981
5.50%, 11/01/21 - 09/01/39	348	371,865
6.00%, 04/01/35 - 09/01/40	236	259,747
6.50%, 05/01/40	51	56,298
Government National Mortgage Association:
3.00%, 02/15/45 - 07/20/47	1,801	1,748,546
3.00%, 10/15/48(g)	22	21,306
3.50%, 01/15/42 - 10/20/46	3,043	3,032,299
3.50%, 10/15/48(g)	155	154,122
4.00%, 10/20/40 - 01/15/48	451	462,576
4.00%, 10/15/48 - 11/15/48(g)	2,500	2,540,664
4.50%, 12/20/39 - 09/20/48	1,035	1,081,854
4.50%, 10/15/48(g)	305	315,188
5.00%, 07/15/39 - 07/20/44	88	93,596
5.00%, 10/15/48(g)	119	124,267

		37,123,005
Total U.S. Government Sponsored Agency Securities — 79.6% (Cost: $44,717,534)		43,895,705

Security	Par (000)	Value
U.S. Treasury Obligations — 50.0%
U.S. Treasury Bonds:
4.25%, 05/15/39	USD 190	$221,573
4.50%, 08/15/39	184	221,684
4.38%, 11/15/39	185	219,521
3.13%, 02/15/43	720	711,281
2.88%, 05/15/43 - 11/15/46	929	877,298
3.63%, 08/15/43	687	737,210
3.75%, 11/15/43	729	798,227
3.00%, 02/15/47	131	126,246
3.00%, 08/15/48(h)	995	957,571
U.S. Treasury Inflation Linked Notes, 0.63%, 04/15/23	600	600,828
U.S. Treasury Notes:
1.25%, 08/31/19	1,846	1,822,853
1.00%, 10/15/19(h)	1,846	1,814,488
1.63%, 06/30/20 - 10/31/23	1,970	1,887,226
2.63%, 05/15/21(h)	2,165	2,151,384
1.13%, 06/30/21	1,293	1,233,502
2.25%, 01/31/24 - 02/15/27	2,226	2,123,222
2.25%, 07/31/21(h)	1,293	1,270,777
2.75%, 09/15/21 - 08/31/25(h)	3,600	3,559,833
2.13%, 09/30/21	1,293	1,264,716
1.88%, 04/30/22(h)	1,293	1,247,593
2.00%, 04/30/24 - 11/15/26	3,442	3,244,228
2.88%, 08/15/28(h)	495	487,382

Total U.S. Treasury Obligations — 50.0% (Cost: $28,090,636)		27,578,643

Total Long-Term Investments — 135.6% (Cost: $76,125,149)		74,755,169

Short-Term Securities — 1.5%

Certificates of Deposit — 0.6%
Domestic — 0.1%
Wells Fargo Bank NA, 2.70%, 04/16/19	60	60,042

Yankee — 0.5%(i)
Canadian Imperial Bank of Commerce, New York, 2.66%, 04/17/19	130	130,038
MUFG Bank Ltd., New York, 2.68%, 04/17/19	110	110,040

		240,078

Total Certificates of Deposit — 0.6% (Cost: $299,999)		300,120

2

Schedule of Investments (continued) September 30, 2018	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Money Market Funds — 0.9%(j)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%(k)	503,187	$503,187
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.89%	2,236	2,236

Total Money Market Funds — 0.9% (Cost: $505,423)		505,423

Total Short-Term Securities — 1.5% (Cost: $805,422)		805,543

Total Options Purchased — 0.2% (Cost: $103,343)		83,467

Total Investments Before Options Written and TBA Sale Commitments — 137.3% (Cost: $77,033,914)		75,644,179

Total Options Written — 0.0% (Premium Received — $22,739)		(18,654)

	Par (000)
TBA Sale Commitments — (22.0)%(g)

Mortgage-Backed Securities — (22.0)%
Federal Home Loan Mortgage Corp.:
2.50%, 10/15/33	USD 33	(31,813)
3.00%, 10/15/48	20	(19,135)
3.50%, 10/15/33 - 10/15/48	1,187	(1,169,799)
Federal National Mortgage Association:
2.00%, 10/25/33	139	(130,309)
2.50%, 10/25/33	55	(52,870)
3.00%, 10/25/48 - 11/25/48	1,517	(1,450,460)
3.50%, 10/25/48 - 11/25/48	3,619	(3,559,717)
4.00%, 10/25/33 - 10/25/48	2,286	(2,309,507)
4.50%, 10/25/48	956	(986,142)
5.00%, 10/25/48	191	(200,492)
5.50%, 10/25/48	74	(78,966)
6.00%, 10/25/48	69	(74,539)
Government National Mortgage Association:
3.00%, 10/15/48	182	(175,771)
3.50%, 10/15/48	539	(536,251)
4.00%, 10/15/48	1,058	(1,075,978)
4.50%, 10/15/48	256	(264,552)

Total TBA Sale Commitments — (22.0)% (Proceeds: $12,160,199)		(12,116,301)

Total Investments Net of Options Written and TBA Sale Commitments — 115.3% (Cost: $64,850,976)		63,509,224

Liabilities in Excess of Other Assets — (15.3)%		(8,403,957)

Net Assets — 100.0%		$55,105,267

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rates are discount rates or a range of discount rates as of period end.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Issuer is a U.S. branch of a foreign domiciled bank.
(j)	Annualized 7-day yield as of period end.

3

Schedule of Investments (continued) September 30, 2018	BlackRock U.S. Government Bond Portfolio

(k)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,681,021	(1,177,834)	503,187	$503,187	$24,116	$—	$—

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Credit Suisse AG	2.37%	09/28/18	10/01/18	$1,822,925	$1,823,285	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	2.37	09/28/18	10/01/18	2,173,118	2,173,547	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	2.10	09/28/18	10/01/18	490,050	490,136	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	2.10	09/28/18	10/01/18	956,940	957,107	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	2.15	09/28/18	10/01/18	1,150,438	1,150,644	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	2.28	09/28/18	10/01/18	2,360,156	2,360,605	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	2.35	09/28/18	10/01/18	1,257,443	1,257,689	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	2.35	09/28/18	10/01/18	1,275,221	1,275,471	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	2.36	09/28/18	10/01/18	59,850	59,862	U.S. Treasury Obligations	Overnight

				$11,546,141	$11,548,346

4

Schedule of Investments (continued) September 30, 2018	BlackRock U.S. Government Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP	1	12/06/18	$144	$(2,767)
Euro-Schatz	11	12/06/18	1,428	193
U.S. Treasury Long Bond	7	12/19/18	984	(20,203)
U.S. Treasury 2 Year Note	76	12/31/18	16,016	(29,894)
U.S. Treasury 5 Year Note	6	12/31/18	675	(2,662)
90-Day Eurodollar	24	09/16/19	5,815	576
90-Day Eurodollar	71	03/16/20	17,188	(23,947)

				(78,704)

Short Contracts
U.S. Treasury 10 Year Note	7	12/19/18	831	374
U.S. Treasury 10 Year Ultra Note	1	12/19/18	126	2,124
90-Day Eurodollar	10	12/14/20	2,421	2,101
90-Day Eurodollar	59	03/15/21	14,286	18,287

				22,886

				$(55,818)

5

Schedule of Investments (continued) September 30, 2018	BlackRock U.S. Government Bond Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	317,261	USD	21,600	JP Morgan Chase Bank NA	10/01/18	$835
BRL	103,121	USD	25,200	Goldman Sachs International	10/02/18	334
USD	18,783	EUR	16,000	Morgan Stanley & Co. International plc	10/03/18	204
USD	5,000	RUB	320,595	Barclays Bank plc	10/05/18	108
USD	30,000	RUB	1,905,150	Deutsche Bank AG	10/05/18	928
USD	7,200	ZAR	101,359	JP Morgan Chase Bank NA	10/05/18	35
ZAR	221,251	USD	14,400	Goldman Sachs International	10/05/18	1,239
MXN	2,977	USD	152	Citibank NA	10/09/18	6
MXN	5,461	USD	280	HSBC Bank plc	10/09/18	12
MXN	3,277	USD	168	Morgan Stanley & Co. International plc	10/09/18	7
IDR	60,417,600	USD	4,000	Barclays Bank plc	10/12/18	51
MXN	409,136	USD	21,600	Goldman Sachs International	10/17/18	207
TRY	159,526	USD	25,000	BNP Paribas SA	10/22/18	1,080
CLP	8,681,856	USD	12,800	Citibank NA	10/24/18	406
CLP	3,434,394	USD	5,120	Barclays Bank plc	10/26/18	104
RUB	475,794	USD	7,200	Goldman Sachs International	10/26/18	44
ZAR	310,988	USD	21,600	Bank of America NA	11/01/18	302
USD	570,936	JPY	63,015,000	Royal Bank of Scotland	11/05/18	14,916
MXN	95,577	USD	5,000	Barclays Bank plc	11/26/18	61
MXN	603,604	USD	31,000	HSBC Bank plc	11/26/18	968
USD	579,236	JPY	63,810,000	Toronto Dominion Bank	11/26/18	15,315
CAD	150,797	USD	116,000	Barclays Bank plc	12/19/18	950
USD	194,550	EUR	150,000	Deutsche Bank AG	12/13/19	13,282
USD	195,810	EUR	150,000	Deutsche Bank AG	02/25/20	13,277
USD	194,749	JPY	19,510,000	HSBC Bank plc	03/16/20	14,584

						79,255

USD	5,234	MXN	98,439	BNP Paribas SA	10/01/18	(26)
USD	15,765	MXN	296,477	Royal Bank of Scotland	10/01/18	(77)
USD	4,000	MXN	75,117	UBS AG	10/01/18	(14)
USD	21,600	ZAR	309,740	Bank of America NA	10/01/18	(303)
USD	11,000	BRL	45,717	Barclays Bank plc	10/02/18	(320)
USD	7,200	BRL	30,005	Morgan Stanley & Co. International plc	10/02/18	(230)
USD	7,000	BRL	29,211	UBS AG	10/02/18	(233)
EUR	16,000	USD	18,694	Goldman Sachs International	10/03/18	(116)
RUB	2,245,670	USD	35,000	BNP Paribas SA	10/05/18	(732)
USD	1,761	ZAR	26,713	Barclays Bank plc	10/05/18	(127)
USD	5,439	ZAR	82,552	Morgan Stanley & Co. International plc	10/05/18	(396)
USD	5,000	TRY	31,278	Bank of America NA	10/22/18	(113)
USD	15,000	TRY	93,128	BNP Paribas SA	10/22/18	(225)
USD	768	TRY	4,807	HSBC Bank plc	10/22/18	(18)
USD	4,232	TRY	26,486	Morgan Stanley & Co. International plc	10/22/18	(98)
USD	31,000	IDR	465,000,000	Morgan Stanley & Co. International plc	10/26/18	(96)
USD	12,000	TWD	367,509	Bank of America NA	10/26/18	(90)
USD	24,000	TWD	734,475	Morgan Stanley & Co. International plc	10/26/18	(163)
IDR	294,700,000	USD	20,000	Barclays Bank plc	10/31/18	(311)
USD	835	ZAR	12,021	Barclays Bank plc	10/31/18	(11)
USD	418	ZAR	6,006	BNP Paribas SA	10/31/18	(5)
USD	1,770	ZAR	25,460	HSBC Bank plc	10/31/18	(23)
USD	4,177	ZAR	60,039	Morgan Stanley & Co. International plc	10/31/18	(52)
USD	25,000	MXN	472,513	Barclays Bank plc	11/01/18	(116)
USD	5,540	ZAR	79,997	Citibank NA	11/01/18	(94)
USD	6,060	ZAR	87,632	JP Morgan Chase Bank NA	11/01/18	(111)
USD	10,000	ZAR	144,465	Royal Bank of Scotland	11/01/18	(174)
BRL	50,929	USD	12,600	BNP Paribas SA	11/05/18	(23)
BRL	50,715	USD	12,600	UBS AG	11/05/18	(76)
JPY	63,015,000	USD	559,908	JP Morgan Chase Bank NA	11/05/18	(3,888)
USD	25,200	BRL	103,403	Goldman Sachs International	11/05/18	(335)
ZAR	101,770	USD	7,200	JP Morgan Chase Bank NA	11/05/18	(37)
JPY	475,000	USD	4,310	BNP Paribas SA	11/26/18	(113)
JPY	63,335,000	USD	563,603	JP Morgan Chase Bank NA	11/26/18	(3,881)
USD	32,600	MXN	628,586	Royal Bank of Scotland	11/26/18	(691)
USD	116,000	CAD	150,798	Citibank NA	12/19/18	(951)
EUR	150,000	USD	183,528	JP Morgan Chase Bank NA	12/13/19	(2,260)
EUR	150,000	USD	184,852	JP Morgan Chase Bank NA	02/25/20	(2,319)
JPY	19,510,000	USD	180,782	JP Morgan Chase Bank NA	03/16/20	(616)

						(19,464)

Net Unrealized Appreciation						$59,791

6

Schedule of Investments (continued) September 30, 2018	BlackRock U.S. Government Bond Portfolio

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Treasury 10 Year Note	48	10/05/18	USD	118.50	USD	4,800	$5,250
U.S. Treasury 10 Year Note	15	10/26/18	USD	117.50	USD	1,500	938

							$6,188

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	One-Touch	Morgan Stanley & Co. International plc	10/25/18	MXN	16.50	MXN	16.50	USD	2	$—
USD Currency	One-Touch	Deutsche Bank AG	10/31/18	BRL	3.60	BRL	3.60	USD	2	279
USD Currency	Down and Out	Deutsche Bank AG	11/08/18	BRL	3.90	BRL	3.65	USD	20	67

										$346

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	Deutsche Bank AG	10/09/18	CAD	1.29	USD	494	$1,952
USD Currency	HSBC Bank plc	10/18/18	ZAR	25.26	USD	341	5
USD Currency	Citibank NA	10/19/18	TRY	4.50	USD	264	—

							$1,957

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.04%	Semi-Annual	JP Morgan Chase Bank NA	04/27/38	3.04%	USD	790	$37,347

Put
10-Year Interest Rate Swap	3.21%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	10/05/18	3.21%	USD	1,510	278
10-Year Interest Rate Swap	3.04%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	04/27/38	3.04%	USD	790	37,351

										37,629

										$74,976

7

Schedule of Investments (continued) September 30, 2018	BlackRock U.S. Government Bond Portfolio

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
90-day Eurodollar December 2018 Futures	35	12/14/18	USD	96.75	USD	8,750	$(6,344)

OTC Currency Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	Barclays Bank plc	10/09/18	CAD	1.29	USD	494	$(1,898)
USD Currency	BNP Paribas SA	10/19/18	TRY	4.50	USD	264	—

							$(1,898)

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.78%	Semi-Annual	JP Morgan Chase Bank NA	11/29/18	2.78%	USD	5,170	$(622)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.70%	Semi-Annual	Citibank NA	03/05/19	2.70%	USD	2,900	(1,274)

										(1,896)

Put
2-Year Interest Rate Swap	3.08%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	11/29/18	3.08%	USD	5,170	(5,127)
2-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/04/19	3.20%	USD	1,350	(1,695)
2-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/04/19	3.20%	USD	1,350	(1,694)

										(8,516)

										$(10,412)

8

Schedule of Investments (continued) September 30, 2018	BlackRock U.S. Government Bond Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.31.V1	1.00%	Quarterly	12/20/23	USD	289	$(5,673)	$(5,426)	$(247)

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	1.63%	At Termination	06/15/28	EUR	230	$328	$—	$328

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.36%	Monthly	28 day MXIBTIIE	Monthly	N/A		01/28/19	MXN	2,579	$416	$—	$416
1 day Fed Funds	At Termination	1.47%	At Termination	12/19/18	(a)	03/20/19	USD	23,511	(53,154)	(7,596)	(45,558)
1.47%	At Termination	1 day Fed Funds	At Termination	12/19/18	(a)	03/20/19	USD	23,511	53,154	—	53,154
1.37%	Semi-Annual	3 month LIBOR	Quarterly	N/A		11/30/20	USD	1,400	44,007	—	44,007
3 month LIBOR	Quarterly	1.37%	Semi-Annual	N/A		11/30/20	USD	470	(14,774)	(3,234)	(11,540)
28 day MXIBTIIE	Monthly	7.66%	Monthly	N/A		02/22/21	MXN	739	(226)	—	(226)
28 day MXIBTIIE	Monthly	7.86%	Monthly	N/A		09/24/21	MXN	1,447	(33)	—	(33)
28 day MXIBTIIE	Monthly	7.87%	Monthly	N/A		09/24/21	MXN	1,438	(12)	—	(12)
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	265	388	—	388
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	350	515	—	515
2.50%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/29/23	USD	841	18,903	—	18,903
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A		08/25/25	USD	10	(594)	—	(594)

									$48,590	$(10,830)	$59,420

(a)	Forward swap.

9

Schedule of Investments (continued) September 30, 2018	BlackRock U.S. Government Bond Portfolio

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of the Philippines	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	42	$(459)	$(208)	$(251)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	10	54	101	(47)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	10	54	101	(47)
United Mexican States	1.00%	Quarterly	Goldman Sachs International	12/20/23	USD	54	294	521	(227)

							$(57)	$515	$(572)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty				Value
28 day MXIBTIIE	Monthly	7.07%	Monthly	Citibank NA	11/21/18	MXN	820	$(71)	$—	$(71)
28 day MXIBTIIE	Monthly	7.06%	Monthly	JP Morgan Chase Bank NA	11/21/18	MXN	984	(87)	—	(87)
28 day MXIBTIIE	Monthly	6.98%	Monthly	Citibank NA	11/28/18	MXN	1,400	(196)	—	(196)
28 day MXIBTIIE	Monthly	6.98%	Monthly	JP Morgan Chase Bank NA	11/28/18	MXN	794	(111)	—	(111)
8.53%	At Termination	1 day BZDIOVER	At Termination	Goldman Sachs International	01/02/20	BRL	866	(724)	—	(724)
28 day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	08/06/25	MXN	511	(2,494)	—	(2,494)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	640	3,145	—	3,145

								$(538)	$—	$(538)

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.02%
1 day Fed Funds	1 day Fed Funds	2.18%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.12%
3 month LIBOR	London Interbank Offered Rate	2.40%

10

Schedule of Investments (continued) September 30, 2018	BlackRock U.S. Government Bond Portfolio

Currency

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
RUB	New Russian Ruble
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

BZDIOVER	Overnight Brazil CETIP — Interbank Rate
CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
CSMC	Credit Suisse Mortgage Capital
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28-Day
OTC	Over-The-Counter
TBA	To-be-announced

11

Schedule of Investments (continued) September 30, 2018	BlackRock U.S. Government Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,636,468	$—	$1,636,468
Foreign Agency Obligations	—	9,425	—	9,425
Non-Agency Mortgage-Backed Securities	—	1,524,333	110,595	1,634,928
U.S. Government Sponsored Agency Securities	—	43,895,705	—	43,895,705
U.S. Treasury Obligations	—	27,578,643	—	27,578,643
Short-Term Securities:
Certificates of Deposit	—	300,120	—	300,120
Money Market Funds	505,423	—	—	505,423
Options Purchased:
Foreign currency exchange contracts	—	2,303	—	2,303
Interest rate contracts	6,188	74,976	—	81,164
Liabilities:
TBA Sale Commitments	—	(12,116,301)	—	(12,116,301)

	$511,611	$62,905,672	$110,595	$63,527,878

Derivative Financial Instruments(a)
Assets:
Foreign currency exchange contracts	$—	$79,255	$—	$79,255
Interest rate contracts	23,655	120,528	—	144,183
Other	—	328	—	328
Liabilities:
Credit contracts	—	(819)	—	(819)
Foreign currency exchange contracts	—	(21,362)	—	(21,362)
Interest rate contracts	(85,817)	(72,058)	—	(157,875)

	$(62,162)	$105,872	$—	$43,710

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts forward foreign currency exchange contracts and options written are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $11,548,346 are categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

12

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund II, Inc.

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund II, Inc.

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund II, Inc.

Date: November 19, 2018